Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss before allocation to noncontrolling interest	$ (73,261)	$ (24,405)
Adjustments to reconcile net loss before noncontrolling interest to cash used in operating activities:
Depreciation	2,689	670
Amortization of intangible assets	224	217
(Gain) loss on remeasurement of warrant liabilities	(15,766)
Non-cash lease expense	574	219
Stock-based compensation	3,736	283
Changes in operating assets and liabilities:
Accounts receivable	(220)	(1,568)
Prepaid expenses and other current assets	(4,216)	(1,485)
Inventory	1,039	(2,236)
Accounts payable and accrued expenses	2,091	3,476
Operating lease liabilities	(398)	(219)
Deferred revenue	3,572	2,235
Other assets and liabilities	(159)	6
Net cash used in operating activities	(80,095)	(22,807)
Cash flows from investing activities:
Purchase of property and equipment	(15,080)	(8,123)
Purchase of intangible asset		(23)
BlueWalker 3 satellite - construction in process	(39,712)	(22,258)
Net cash used in investing activities	(54,792)	(30,404)
Cash flows from financing activities:
Proceeds from Business Combination	456,420
Direct costs incurred for the Business Combination	(39,542)	(775)
Proceeds from warrant exercises	14
Repayment for founder bridge loan		(1,750)
Proceeds from issuance of Series B Preferred Stock		79,833
Issuance costs from issuance of Series B Preferred Stock		(7,745)
Proceeds from promissory note with common shareholder		100
Proceeds from debt	49
Net cash provided by financing activities	416,941	69,663
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(294)	(173)
Net increase in cash, cash equivalents and restricted cash	281,760	16,279
Cash, cash equivalents and restricted cash, beginning of period	42,777	26,498
Cash, cash equivalents and restricted cash, end of period	324,537	42,777
Non-cash transactions:
Purchases of construction in process in accounts payable	3,265	2,615
Purchases of property and equipment in accounts payable	1,429	794
Right-of-use assets obtained in exchange for operating lease liabilities as of January 1, 2020 upon adoption of ASC 842		6,472
Right-of-use assets obtained in exchange for operating lease liabilities	1,557	734
Purchases of property and equipment using proceeds from long-term debt	5,000
Interest	13	25
Income taxes, net	$ 186	$ 134